Basic and Diluted Loss Per Share - Schedule of Computation of Earnings (Loss) Per Share and Weighted Average Shares of Common Stock Outstanding (Detail) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Numerator:
(Loss) income attributable to common stockholders-basic and diluted	$ (4,175)	$ (553)	$ (4,645)	$ (6,913)	$ 1,886
Denominator:
Weighted average shares outstanding-basic and diluted	1,000	1,000	1,000	1,000	1,000
(Loss) earnings per share:
Basic and diluted	$ (4,175)	$ (553)	$ (4,645)	$ (6,913)	$ 1,886
Common Stock
Numerator:
(Loss) income attributable to common stockholders-basic and diluted	$ (4,175)	$ (553)
Denominator:
Weighted average shares outstanding-basic and diluted	1	1
(Loss) earnings per share:
Basic and diluted	$ (4,175)	$ (553)